ALLIANCE GROWTH FUND

SEMI-ANNUAL REPORT
APRIL 30, 1997

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

June 6, 1997

Dear Shareholder:

We are pleased to provide you with an update of the Alliance Growth Fund's performance and investment activity for the period ended April 30, 1997. In the table below, your Fund's performance is compared with that of the overall U.S. stock market, represented by the S&P 500 Stock Index, and with the Russell 1000 Growth Index, which tracks large-cap U.S. stocks.

INVESTMENT RESULTS*
                           TOTAL RETURNS FOR
                     PERIODS ENDED APRIL 30, 1997
                        6 MONTHS      12 MONTHS
                       ---------      ---------
ALLIANCE GROWTH FUND
  Class A                 5.46%         14.12%
  Class B                 5.12          13.34
  Class C                 5.11          13.33

S&P 500 STOCK INDEX      14.71          25.12
RUSSELL 1000 INDEX       13.08          22.36


* TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES. THE S&P AND RUSSELL INDICES ARE UNMANAGED.


INVESTMENT ENVIRONMENT
The Fund showed a positive return for the first half of the fiscal year (ended April 30), but lagged behind the S&P 500 Stock Index. Although the market trended higher for most of this period, there was a sharp correction for about six weeks during March and April. This decline was similar to the one experienced last year in that the broader market fell more than the S&P 500, and the volatile technology sector was particularly weak. The Growth Fund's large technology holdings and its emphasis on stocks with market capitalization below that of those in the S&P 500 contributed to a decline greater than that of the Index.

The immediate catalyst for the market's decline was a rate increase by the Federal Reserve. The Fed, sensing a possibly overheating economy, moved pre-emptively to head off a possible resurgence of inflation. Subsequently, economic statistics have suggested some moderating of the rate of growth, the Federal Reserve has not implemented any further rate increases, and the stock market has recovered to new highs. The technology sector and the over-the-counter market, which performed poorly during the decline, came back strongly, but still lag the S&P 500 on a year-to-date basis.

AREAS OF OPPORTUNITY
The disparity of performance between large-capitalization stocks and the rest of the market has grown very large. The Growth Fund has enjoyed long-term success by owning a mix of large and mid-cap stocks while underweighting stocks of the very largest corporations. Without predicting that it will occur soon, we are confident that the extraordinary dominance of the very largest stocks will eventually give way to a broadening of market leadership, as it always has in the past. We contemplate no change in the basic strategy of the Fund, which is to emphasize superior prospective earnings growth, purchased at a reasonable price.

The technology sector, particularly the fast growing networking industry, has experienced some growing pains in recent months. Some leading companies acknowledged order slowdowns and possible short-term earnings problems. There has also been some unexpectedly steep price cutting. These companies have been growing at an extraordinary pace, generally in excess of 30% per annum in recent years. Any hint of interruption in the momentum of revenues causes investors to fear that earnings might deteriorate sharply, as rapidly rising expenses ran ahead of realized revenues.

First quarter earnings reports are now largely behind us. There have been some shortfalls, but, in general, growth prospects still appear to be quite strong. We believe that the integration of computer and communications technologies will continue to provide exceptional growth opportunities in the years ahead. It is unfortunately characteristic of rapidly growing technology stocks that they occasionally go through periods of uncomfortable volatility. We think that the recent weakness is largely behind us and we remain aggressively positioned in companies such as Cisco Systems, 3Com and WorldCom.


1



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

The financial services industry continues to be an area of emphasis. The recent fear that interest rates might move meaningfully higher, and that such a move would adversely impact the financial sector, seems to be subsiding. We do not expect rates to move much higher, nor do we believe that interest rates will be the principal determinant of performance by this market sector. Because we believe that the financial services sector offers attractive long- term growth opportunities, the Fund continues to hold a diversified list of financial stocks. These include American International Group, Travelers, American Express and several large banks.

CURRENT OUTLOOK
As noted above, the fears of an overheated economy leading the Federal Reserve to tighten further have abated and the market has moved to new highs. The recent market correction has probably placed the market on firmer footing. A continuation of moderate growth with little inflation would provide an environment conducive to further stock market gains. The most obvious threat to this scenario would be unexpectedly strong growth leading to Fed tightening and higher interest rates.

We appreciate the confidence you have placed in the Alliance Growth Fund and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Portfolio Manager



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF APRIL 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +14.12%         +9.28%
 . Five Years                 +17.35%        +16.34%
 . Since Inception*           +21.42%        +20.64%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +13.34%         +9.34%
 . Five Years                 +16.55%        +16.55%
 . Since Inception*(a)        +19.79%        +19.79%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +13.33%        +12.33%
 . Since Inception*           +14.64%        +14.64%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3



TEN LARGEST HOLDINGS*
APRIL 30, 1997 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                       VALUE       PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
WorldCom, Inc.                         $  198,976,564              5.0%
Cisco Systems, Inc.                       172,980,250              4.4
Intel Corp.                               171,631,680              4.3
Travelers Group, Inc.                     164,061,340              4.2
CUC International, Inc.                   149,017,572              3.8
American International Group, Inc.        121,348,975              3.1
Merck & Co., Inc.                         110,971,100              2.8
Loews Corp.                               102,808,125              2.6
American Express Co.                       98,015,412              2.5
3Com Corp.                                 89,398,200              2.3
                                       $1,379,209,218             35.0%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                      SHARES
                                          --------------------------------
PURCHASES                                     BOUGHT      HOLDINGS 4/30/97
--------------------------------------------------------------------------
American Express Co.                        1,487,900        1,487,900
Cascade Communications Corp.                1,475,000        1,475,000
Ceridian Corp.                                565,700        2,159,800
Chase Manhattan Corp.                         336,000          833,952
CompUSA, Inc.                               2,969,800        3,119,800
CUC International, Inc.                     4,711,900        7,059,300
Halliburton Co.                               452,700          452,700
Merck & Co., Inc.                             361,000        1,226,200
Transocean Offshore, Inc.                     350,000          350,000
Viacom, Inc. Cl.B                           1,791,800        1,791,800


SALES                                           SOLD      HOLDINGS 4/30/97
--------------------------------------------------------------------------
AirTouch Communications, Inc.                 790,000          566,700
Altera Corp.                                  529,500               -0-
Dell Computer Corp.                           100,000               -0-
Federal National Mortgage Assn.               442,000          281,200
General Instrument Corp.                      735,000          286,300
Intel Corp.                                   450,000        1,175,600
ITT Corp.                                     333,200          390,600
Monsanto Co.                                  395,000          377,500
Oracle Systems Corp.                          550,000          538,250
Texas Instruments, Inc.                       521,700          150,000


*  Adjusted for market value of call options written.


4



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-99.1%
TECHNOLOGY-33.7%
COMPUTER HARDWARE-0.5%
COMPAQ Computer Corp. (a)(b)                    250,000     $ 21,343,750

COMPUTER PERIPHERALS-0.8%
Seagate Technology, Inc. (a)(b)                 686,000       31,470,250

COMPUTER SOFTWARE & SERVICES-6.7%
Ceridian Corp. (a)                            2,159,800       72,083,325
Electronic Data Systems Corp. (b)               988,000       32,974,500
Informix Corp. (a)(b)                           715,000        5,228,438
Microsoft Corp. (a)(b)                          428,000       52,002,000
Oracle Systems Corp. (a)(b)                     538,250       21,395,438
Sterling Commerce, Inc. (a)                   1,626,044       42,073,888
Sterling Software, Inc.                       1,252,100       38,189,050
                                                            -------------
                                                             263,946,639

ELECTRONICS-9.9%
3Com Corp. (a)(b)                             2,751,800       79,802,200
Applied Magnetics Corp. (a)                     309,100        7,766,137
Cabletron Systems, Inc. (a)                     915,300       31,577,850
Cisco Systems, Inc. (a)(b)                    3,391,000      175,484,250
EMC Corp. (a)(b)                              2,012,300       73,197,412
General Instrument Corp. (a)                    286,300        6,692,263
Texas Instruments, Inc. (b)                     150,000       13,387,500
                                                             ------------
                                                             387,907,612

NETWORK SOFTWARE-1.3%
Cascade Communications Corp. (a)(b)           1,475,000       46,462,500
Fore Systems, Inc (a)                           300,000        4,575,000
                                                             ------------
                                                              51,037,500

OFFICE EQUIPMENT & SERVICES-0.8%
Xerox Corp.                                     513,400       31,574,100

PRINTING, PUBLISHING & BROADCASTING-0.1%
Cox Communications, Inc. Cl.A (a)               281,300        5,485,350

SEMI-CONDUCTORS & RELATED-5.5%
Cypress Semiconductor Corp. (a)                 115,435        1,601,661
Intel Corp. (b)                               1,175,600      180,013,750
Micron Technology, Inc. (b)                     170,000        5,992,500
National Semiconductor Corp. (a)(b)           1,110,300       27,757,500
                                                             ------------
                                                             215,365,411

TELECOMMUNICATIONS-8.1%
AirTouch Communications, Inc. (a)               566,700       14,450,850
Brooks Fiber Properties, Inc. (a)               316,700        6,888,225
Colt Telecom Group Plc (ADR) (a)(c)             509,900        9,114,462
Deutsche Telekom AG (ADR) (a)(d)                414,400        8,909,600
DSC Communications Corp. (a)(b)               1,367,400       27,860,775
Loral Space & Communications (a)                820,000       11,992,500
Millicom International Cellular, S.A. (a)(e)    312,800       14,232,400
Nextel Communications, Inc. Cl.A (a)             30,000          395,625
Teleport Communications Group, Inc. Cl.A (a)    458,300       13,061,550
U.S. West, Inc. (a)                              95,000        1,638,750
United States Cellular Corp. (a)                363,500        9,087,500
WorldCom, Inc.
  Common (a)(b)                               7,106,696      170,560,704
  8% Conv. pdf                                  343,000       28,640,500
                                                           --------------
                                                             316,833,441
                                                           --------------
                                                           1,324,964,053


5



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
FINANCIAL SERVICES-27.5%
BANKING&CREDIT-9.7%
American Express Co.                          1,487,900     $ 98,015,412
Beneficial Corp.                                 91,500        5,856,000
Chase Manhattan Corp.                           833,952       77,244,804
Dean Witter, Discover & Co.                     603,400       23,080,050
First Chicago NBD Corp.                         500,000       28,125,000
First Union Corp.                               590,000       49,560,000
Household International, Inc.                   115,600       10,172,800
MBNA Corp.                                      690,150       22,774,950
NationsBank Corp.                             1,132,000       68,344,500
                                                             ------------
                                                             385,173,516

INSURANCE-12.4%
20th Century Industries, Inc.                 1,098,300       19,494,825
Acceptance Insurance Co. (a)                    621,800       11,969,650
Allstate Corp.                                  449,410       29,436,355
American International Group, Inc.              944,350      121,348,975
ITT Hartford Group, Inc.                        571,600       42,584,200
PennCorp. Financial Group, Inc.                 472,900       16,255,938
PMI Group, Inc.                                 476,600       24,366,175
Progressive Corp.                               637,100       48,499,237
TIG Holdings, Inc.                              316,500        8,782,875
Travelers Group, Inc.                         2,962,733      164,061,340
                                                             ------------
                                                             486,799,570

MORTGAGEBANKING-0.3%
Federal National Mortgage Assn.                 281,200       11,564,350

REAL ESTATE-5.1%
Bradley Real Estate, Inc.                       207,982        3,977,656
CBL & Associates Properties, Inc.               229,000        5,410,125
Essex Property Trust                            131,900        3,858,075
First Industrial Realty Trust, Inc.             147,000        4,336,500
Highwoods Properties, Inc.                      459,200       14,292,600
JP Realty, Inc.                                 755,300       19,165,737
Koger Equity, Inc.                            1,762,571       27,540,172
Macerich Co.                                  1,051,400       27,336,400
Manufactured Home Communities, Inc.             150,000        3,150,000
Oasis Residential, Inc. Cl.A                      3,000           77,250
Prentiss Properties Trust                       662,500       15,651,562
Simon DeBartolo Group, Inc.                     276,500        7,914,813
Spieker Properties, Inc.                        617,200       21,524,850
Storage USA, Inc.                               383,700       14,436,713
Summit Properties, Inc.                         771,700       15,241,075
Sun Communities, Inc.                           520,000       16,640,000
                                                           --------------
                                                             200,553,528
                                                           --------------
                                                           1,082,090,964

CONSUMER NONCYCLICALS-16.4%
BEVERAGES-0.1%
Coca-Cola Femsa, S.A. (ADR) (f)                  99,700        3,477,038

COMMERCIAL SERVICES-4.4%
ADT Ltd. (a)                                    895,000       24,500,625
CUC International, Inc. (a)(b)                7,059,300      149,127,712
                                                             ------------
                                                             173,628,337

DIVERSIFIED-0.4%
Republic Industries, Inc. (a)(b)                635,000       15,755,938

DRUGS-5.9%
Abbott Laboratories                             500,000       30,500,000
Astra AB, Series A (g)                          330,000       13,503,384
Boston Scientific Corp. (a)                     309,200       14,918,900
Gensia, Inc. pfd. (h)                            68,500        1,198,750
Merck & Co., Inc.                             1,226,200      110,971,100
Pfizer, Inc.                                    489,000       46,944,000
Schering-Plough Corp.                           173,000       13,840,000
                                                             ------------
                                                             231,876,134

HOSPITAL SUPPLIES & SERVICES-1.2%
Medtronic, Inc.                                 597,900       41,404,575
Quest Medical, Inc. (a)                         265,225        1,591,350
St. Jude Medical, Inc. (a)                      107,300        3,487,250
                                                             ------------
                                                              46,483,175


6



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                         SHARES           VALUE
-------------------------------------------------------------------------
TOBACCO-4.4%
Loews Corp.                                   1,119,000     $102,808,125
Philip Morris Cos., Inc.                      1,839,000       72,410,625
                                                             ------------
                                                             175,218,750
                                                             ------------
                                                             646,439,372

CONSUMER CYCLICALS-9.5%
AIRLINES-1.1%
AMR Corp. (a)                                   115,000       10,709,375
Continental Airlines, Inc. Cl.B (a)              21,000          666,750
Delta Air Lines, Inc.                           148,000       13,634,500
Northwest Airlines Corp. Cl.A (a)               160,000        6,240,000
UAL Corp. (a)                                   136,900       10,181,938
                                                             ------------
                                                              41,432,563

AUTO & RELATED-1.6%
AutoZone, Inc. (a)                            2,322,200       56,893,900
RESTAURANTS & LODGING-1.0%
American General Hospitality Corp.              684,600       16,858,275
ITT Corp. (a)                                   390,600       23,143,050
                                                             ------------
                                                              40,001,325

RETAILING-GENERAL-5.6%
CompUSA, Inc. (a)(b)                          3,119,800       60,056,150
Home Depot, Inc.                                845,000       49,010,000
Lowes Cos., Inc.                                852,500       32,395,000
Sears Roebuck & Co.                           1,018,500       48,888,000
Wal-Mart Stores, Inc.                         1,085,000       30,651,250
                                                             ------------
                                                             221,000,400
                                                             ------------
                                                             359,328,188

BUSINESS SERVICES-6.2%
PRINTING, PUBLISHING & BROADCASTING-4.0%
Comcast Corp. Cl.A                              526,500        8,292,375
TCI Group Series A                            4,579,500       63,254,344
TCI Satellite Entertainment, Inc. Cl.A (a)      358,950        2,692,125
Tele-Communications, Inc.-
  Liberty Media Group Cl.A (a)                1,107,462       20,834,129
Time Warner, Inc.                               166,900        7,510,500
Viacom, Inc. Cl.B (a)                         1,791,800       47,930,650
Westinghouse Electric Corp.                     530,000        9,010,000
                                                             ------------
                                                             159,524,123

RAILROADS-2.2%
Canadian Pacific, Ltd. (h)                    1,430,000       34,856,250
Union Pacific Corp.                             788,866       50,290,207
                                                             ------------
                                                              85,146,457
                                                             ------------
                                                             244,670,580

ENERGY-4.3%
OIL & GAS SERVICES-4.3%
Baker Hughes, Inc.                              300,000       10,350,000
BJ Services Co. (a)                             376,900       17,761,413
Gulf Canada Resources, Ltd. (a)               9,295,900       75,529,187
Halliburton Co.                                 452,700       31,971,937
Transocean Offshore, Inc.                       350,000       21,218,750
Union Pacific Resources Group, Inc.             378,677       10,271,614
                                                             ------------
                                                             167,102,901

CAPITAL GOODS-1.2%
ENVIRONMENTAL CONTROL-0.3%
WMX Technologies, Inc.                          457,000       13,424,375

MACHINERY-0.8%
Mannesmann AG (ADR) (i)                          82,000       32,247,574
                                                             ------------
                                                              45,671,949

BASIC MATERIALS-0.4%
CHEMICALS-0.4%
Monsanto Co.                                    377,500       16,138,125

UTILITY-0.3%
TELEPHONE-0.3%
Telephone and Data Systems, Inc.                312,600       11,566,200


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
DIVERSIFIED-0.0%
Hanson Plc,
  warrants, expiring 12/30/97                   378,787   $        1,535
  B warrants, expiring 12/30/97 (c)              33,527              131
                                                          ---------------
                                                                   1,666

Total Common Stocks & Other Investments
  (cost $3,186,297,258)                                    3,897,973,998

LONG-TERM DEBT SECURITIES-1.1%
COMPUTER SOFTWARE & SERVICES-0.0%
Applied Magnetics Corp.
  7.00%, 3/15/06 (b)                             $  900        1,380,375

ELECTRONICS-1.1%
3Com Corp.
  10.25%, 11/01/01 (j)                            8,500        9,605,000
Altera Corp.
  5.75%, 6/15/02 (j)                             16,640       33,467,200
                                                             ------------
                                                              43,072,200

Total Long-Term Debt Securities
  (cost $34,300,192)                                          44,452,575

SHORT-TERM DEBT SECURITIES-1.1%
Student Loan Marketing Assn.
  5.28%, 5/01/97
  (amortized cost $43,500,000)                   43,500       43,500,000

TOTAL INVESTMENTS-101.3%
  (cost $3,264,097,450)                                    3,985,926,573



COMPANY                                      CONTRACTS (K)        VALUE
--------------------------------------------------------------------------
OUTSTANDING CALL OPTIONS WRITTEN-(1.0%)
3Com Corp.
  expiring May 1997
  @ $49.25                                       (1,000)     $        -0-
  @ $56.25                                       (1,500)          (9,000)
Applied Magnetics Corp.
  expiring June 1997
  @ $30.13                                       (1,500)        (175,500)
Cascade Communications Corp.
  expiring June 1997
  @ $27.63                                       (1,500)        (796,500)
  expiring July 1997
  @ $26.25                                       (2,000)      (1,356,000)
  @ $26.63                                       (1,500)        (978,000)
  @ $31.38                                       (1,000)        (380,000)
Cisco Systems, Inc.
  expiring May 1997
  @ $58.50                                       (1,000)         (96,000)
  @ $63.75                                         (500)          (3,000)
  @ $64.50                                       (1,000)         (10,000)
  expiring June 1997
  @ $50.25                                       (2,000)        (922,000)
  expiring July 1997
  @ $47.88                                       (1,000)        (742,000)
  @ $48.13                                       (1,000)        (731,000)
COMPAQ Computer Corp.
  expiring July 1997
  @ $72.00                                       (1,000)      (1,567,000)
  @ $77.00                                       (1,000)      (1,260,000)
CompUSA, Inc.
  expiring May 1997
  @ $19.75                                       (1,000)         (50,090)
  @ $20.13                                       (1,000)         (94,000)
  @ $20.38                                       (1,000)        (101,000)
  @ $20.50                                       (1,000)         (99,000)
  expiring June 1997
  @ $19.50                                       (2,000)        (257,260)
  @ $19.63                                       (1,000)        (119,760)
  @ $20.00                                       (1,500)        (154,500)
  @ $20.50                                       (2,000)        (218,000)


8



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                      CONTRACTS (K)       VALUE
-------------------------------------------------------------------------------
  expiring July 1997
  @ $17.06                                       (3,000)     $  (957,000)
  @ $18.63                                       (1,500)        (334,500)
CUC International, Inc.
  expiring May 1997
  @ $24.00                                       (1,000)          (2,740)
  @ $24.13                                       (2,000)          (9,720)
  @ $24.25                                       (1,000)            (130)
  @ $24.38                                       (1,000)          (6,000)
  @ $24.38                                       (2,000)         (11,140)
  @ $24.63                                       (1,000)          (4,000)
  expiring June 1997
  @ $24.13                                       (1,500)         (46,410)
  @ $25.75                                       (1,500)         (30,000)
DSC Communications Corp.
  expiring June 1997
  @ $18.75                                       (2,000)        (485,780)
  expiring July 1997
  @ $20.00                                       (2,000)        (548,000)
Electronic Data Systems Corp.
  expiring July 1997
  @ $33.13                                       (1,500)        (459,000)
EMC Corp.
  expiring June 1997
  @ $36.25                                       (1,000)        (226,000)
  expiring June 1997
  @ $36.50                                       (2,000)        (470,000)
Informix Corp.
  expiring May 1997
  @ $18.00                                       (1,000)          (6,000)
  @ $18.50                                       (1,500)         (19,500)
  @ $20.25                                       (1,000)         (13,000)
  @ $20.88                                       (1,000)          (6,000)
  expiring June 1997
  @ $17.13                                       (1,000)          (6,000)
Intel Corp.
  expiring May 1997
  @ $145.13                                      (1,000)      (1,064,730)
  @ $150.13                                      (1,000)        (674,340)
  expiring June 1997
  @ $143.38                                      (1,000)      (1,473,000)
  @ $144.75                                      (1,000)      (1,289,000)
  expiring July 1997
  @ $138.13                                      (1,000)      (1,869,000)
  @ $147.50                                        (500)        (685,000)
  @ $148.25                                      (1,000)      (1,327,000)
Micron Technology, Inc.
  expiring July 1997
  @ $38.50                                       (1,000)        (228,000)
  @ $40.75                                         (700)        (104,538)
Microsoft Corp.
  expiring May 1997
  @ $99.50                                       (1,000)      (2,270,000)
  @ $101.25                                        (500)      (1,018,000)
  expiring June 1997
  @ $98.88                                         (500)      (1,186,500)
  expiring July 1997
  @ $95.75                                       (1,000)      (2,557,400)
  @ $97.63                                       (1,000)      (2,578,090)
National Semiconductor Corp.
  expiring June 1997
  @ $30.00                                       (1,000)         (90,000)
  expiring July 1997
  @ $27.50                                       (1,500)        (168,000)
Oracle Systems Corp.
  expiring June 1997
  @ $40.00                                       (2,500)        (593,750)
  expiring July 1997
  @ $37.00                                       (1,000)        (486,000)
Republic Industries, Inc.
  expiring June 1997
  @ $33.13                                       (1,500)         (69,000)
  expiring July 1997
  @ $24.38                                       (1,000)        (321,000)
  @ $26.88                                       (2,000)        (432,000)
  @ $29.50                                       (1,500)        (181,500)
Seagate Technology, Inc.
  expiring May 1997
  @ $49.88                                       (1,000)         (11,000)
  expiring June 1997
  @ $43.88                                       (1,000)        (506,000)


9



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (K)        VALUE
-------------------------------------------------------------------------
Texas Instruments, Inc.
  expiring May 1997
  @ $76.50                                         (500)  $     (645,000)
  expiring June 1997
  @ $76.25                                       (1,000)      (1,419,000)
WorldCom, Inc.
  expiring May 1997
  @ $25.00                                       (2,000)         (44,000)
  @ $25.25                                       (2,000)         (14,740)
  @ $26.50                                       (2,100)         (63,000)
  expiring June 1997
  @ $26.38                                       (2,100)        (102,900)
Total Outstanding Call Options Written
  (premiums received $37,591,114)                         $  (37,232,018)

TOTAL INVESTMENTS NET OF OUTSTANDING CALL
  OPTIONS WRITTEN-100.3%
  (cost $3,226,506,336)                                    3,948,694,555
Other assets less liabilities-(0.3%)                         (12,941,439)

NET ASSETS-100%                                           $3,935,753,116


(a)  Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $391,538,125).

(c)  Country of origin--United Kingdom.

(d)  Country of origin--Germany.

(e)  Country of origin--Luxembourg.

(f)  Country of origin--Mexico.

(g)  Swedish holding.

(h)  Country of origin--Canada.

(i)  Country of origin--Sweden.

(j) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $44,270,950 or 1.12% of net assets.

(k)  One contract relates to 100 shares.

(l)  British holding.

     Glossary:
     ADR - American depository receipt.

     See notes to financial statements.


10



STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $3,264,097,450)     $3,985,926,573
  Cash                                                                  31,477
  Receivable for shares of beneficial interest sold                  8,070,646
  Receivable for investment securities sold                          1,209,224
  Dividends and interest receivable                                  2,450,105
  Total assets                                                   3,997,688,025

LIABILITIES
  Outstanding call options written, at value
    (premiums received $37,591,114)                                 37,232,018
  Payable for investment securities purchased                       17,740,350
  Payable for shares of beneficial interest redeemed                 3,552,887
  Advisory fee payable                                               2,326,724
  Distribution fee payable                                             731,198
  Accrued expenses                                                     351,732
  Total liabilities                                                 61,934,909

NET ASSETS                                                      $3,935,753,116

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $        1,290
  Additional paid-in capital                                     3,143,586,227
  Accumulated net investment loss                                  (11,869,738)
  Accumulated net realized gain on investments                      81,892,063
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities            722,143,274
                                                                $3,935,753,116

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($579,580,142/
    16,197,312 shares of beneficial interest issued and outstanding)    $35.78
  Sales charge--4.25% of public offering price                            1.59
  Maximum offering price                                                $37.37

  CLASS B SHARES
  Net asset value and offering price per share ($2,829,994,139/
    95,386,278 shares of beneficial interest issued and outstanding)    $29.67

  CLASS C SHARES
  Net asset value and offering price per share ($472,103,582/
    15,906,447 shares of beneficial interest issued and outstanding)    $29.68

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($54,075,253
    /1,508,778 shares of beneficial interest issued and outstanding)    $35.84


See notes to financial statements.


11



STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $103,036)                                    $19,060,990
  Interest                                            3,644,248
                                                                  $ 22,705,238
EXPENSES
  Advisory fee                                       14,091,673
  Distribution fee - Class A                            847,202
  Distribution fee - Class B                         13,657,727
  Distribution fee - Class C                          2,247,611
  Transfer agency                                     2,727,180
  Printing                                              414,696
  Registration                                          213,713
  Custodian                                             189,331
  Audit and legal                                        59,892
  Trustees' fees                                         13,000
  Miscellaneous                                          26,041
  Total expenses                                                    34,488,066
  Net investment loss                                              (11,782,828)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions                      88,433,900
  Net realized gain on options transactions                          6,416,975
  Net realized loss on foreign currency transactions                   (55,534)
  Net change in unrealized appreciation of investments              80,060,362
  Net change in unrealized depreciation of options                   6,793,346
  Net change in unrealized appreciation of foreign
    currency denominated assets and liabilities                        (10,088)
  Net gain on investments                                          181,638,961

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $169,856,133


See notes to financial statements.


12



STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              SIX MONTHS ENDED    YEAR ENDED
                                               APRIL 30, 1997     OCTOBER 31,
                                                 (UNAUDITED)          1996
                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                           $ (11,782,828)  $  (12,013,832)
  Net realized gain on investments, options,
    and foreign currency transactions              94,795,341      126,231,737
  Net change in unrealized appreciation
    (depreciation) of investments, options,
    and foreign currency denominated assets
    and liabilities                                86,843,620      396,127,869
  Net increase in net assets from operations      169,856,133      510,345,774

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                -0-      (1,878,354)
  Net realized gain on investments
    Class A                                       (14,927,840)      (6,274,504)
    Class B                                       (89,311,288)     (39,764,242)
    Class C                                       (14,500,115)      (6,015,295)
    Advisor Class                                     (20,469)              -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    482,676,986      931,724,109
  Total increase                                  533,773,407    1,388,137,488

NET ASSETS
  Beginning of year                             3,401,979,709    2,013,842,221
  End of period                                $3,935,753,116   $3,401,979,709


See notes to financial statements.


13



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in certain fee-based programs and retirement plans. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized loss on foreign currency transactions represents net foreign exchange gains and losses from holdings of forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denomintaed assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


14



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares on such Class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund has a Transfer Agency Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $2,005,736 for the six months ended April 30, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received net front-end sales charges of $111,711 from the sale of Class A shares and $2,016,627, $1,925, and $44,414 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 1997.

Brokerage commissions paid on securities transactions for the six months ended April 30, 1997 amounted to $1,749,459, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes an amount owed to two of the trustees, under a deferred compensation plan, of $90,988.


NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund, except the Advisor Class, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to each of Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to AFD with respect to the relevant class and (ii) the Fund would not be obligated to pay AFD for any amounts expended by AFD not previously recovered by AFD from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,168,781,711 and $673,271,265, respectively, for the six months ended April 30, 1997. There were no purchases and sales of $16,729,637 of U.S. government and government agency obligations for the six months ended April 30, 1997.

At April 30, 1997, the cost of securities for federal income tax purposes was $3,279,755,479. Accordingly gross unrealized appreciation of investments was $923,269,497 and gross unrealized depreciation of investments was $217,098,403 resulting in net unrealized appreciation of $706,171,094.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended April 30, 1997 were as follows:

                                                      NUMBER OF
                                                      CONTRACTS      PREMIUMS
                                                     ----------   -------------
Options outstanding at beginning of year                87,800    $ 36,773,825
Options written                                        230,250      90,907,214
Options terminated in closing purchase transactions    (76,350)    (35,861,800)
Options expired                                       (101,750)    (34,537,300)
Options exercised                                      (45,550)    (19,690,825)
Options outstanding at April 30, 1997                   94,400    $ 37,591,114


16



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

2. FOREIGN EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1997, the Fund had no outstanding forward exchange currency contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30,1997   OCTOBER 31,  APRIL 30,1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
Shares sold            4,138,028     8,865,553   $ 150,417,038   $ 280,673,093
Shares issued in
  reinvestment of
  dividends and
  distributions          358,874       238,657      12,700,640       7,133,447
Shares converted
  from Class B           575,679     1,013,764      20,763,780      32,613,812
Shares redeemed       (3,182,856)   (5,484,207)   (116,144,497)   (173,773,360)
Net increase           1,889,725     4,633,767   $  67,736,961   $ 146,646,992

CLASS B
Shares sold           13,959,906    33,339,591   $ 423,072,808   $ 887,177,634
Shares issued in
  reinvestment of
  distributions        2,307,271     1,182,878      67,879,980      29,773,038
Shares converted
  to Class A            (692,576)   (1,208,740)    (20,763,780)    (32,613,812)
Shares redeemed       (5,712,945)   (8,398,216)   (172,562,486)   (224,298,136)
Net increase           9,861,656    24,915,513   $ 297,626,522   $ 660,038,724

CLASS C
Shares sold            3,207,248     6,734,641   $  97,082,659   $ 179,622,559
Shares issued in
  reinvestment of
  distributions          277,989       125,326       8,181,204       3,155,709
Shares redeemed       (1,385,296)   (2,196,703)    (41,696,677)    (58,679,911)
Net increase           2,099,941     4,663,264   $  63,567,186   $ 124,098,357


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  OCTOBER 2,  SIX MONTHS ENDED   OCTOBER 2,
                     APRIL 30,1997  1996(A) TO    APRIL 30,1997    1996(A) TO
                      (UNAUDITED)  OCT. 31,1996    (UNAUDITED)    OCT. 31,1996
                    -------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold            1,543,936        27,111     $55,965,169        $940,036
Shares issued in
  reinvestment of
  distributions              570            -0-         20,184              -0-
Shares redeemed          (62,839)           -0-     (2,239,036)             -0-
Net increase           1,481,667        27,111     $53,746,317        $940,036


(a)  Commencement of distribution.


18



FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                           ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                            MAY 1,1994
                                              APRIL 30,  YEAR ENDED OCTOBER 31,       TO              YEAR ENDED APRIL 30,
                                                1997      --------------------   OCTOBER 31,  ------------------------------------
                                            (UNAUDITED)       1996       1995       1994(A)       1994        1993(B)      1992
                                           -------------  ---------  ---------  ------------  ------------  ----------  ----------
Net asset value, beginning of period         $34.91         $29.48     $25.08     $23.89        $22.67       $20.31      $17.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   (.01)(c)        .05        .12        .09          (.01)(d)      .05(d)      .29(d)
Net realized and unrealized gain on
  investments                                  1.91           6.20       4.80       1.10          3.55         3.68        3.95
Net increase in net asset value from
  operations                                   1.90           6.25       4.92       1.19          3.54         3.73        4.24

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.19)      (.11)        -0-           -0-        (.14)       (.26)
Distributions from net realized gains         (1.03)          (.63)      (.41)        -0-        (2.32)       (1.23)      (1.61)
Total dividends and distributions             (1.03)          (.82)      (.52)        -0-        (2.32)       (1.37)      (1.87)
Net asset value, end of period               $35.78         $34.91     $29.48     $25.08        $23.89       $22.67      $20.31

TOTAL RETURN
Total investment return based on net
  asset value (e)                              5.46%         21.65%     20.18%      4.98%        15.66%       18.89%      23.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $579,580       $499,459   $285,161   $167,800      $102,406      $13,889      $8,228
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.24%(f)       1.30%      1.35%      1.35%(f)      1.40%        1.40%       1.40%
  Expenses, before waivers/reimbursements      1.24%(f)       1.30%      1.35%      1.35%(f)      1.46%        1.84%       1.94%
  Net investment income (loss)                 (.03)%(f)       .15%       .56%       .86%(f)       .32%         .20%       1.44%
Portfolio turnover rate                          19%            46%        61%        24%           87%         124%        137%
Average commission rate (g)                  $.0537         $.0584         --         --            --           --          --


See footnote summary on page 22.

19


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS B
                                 ---------------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED                                   MAY 1,1994
                                     APRIL 30,       YEAR ENDED OCTOBER 31,         TO               YEAR ENDED APRIL 30,
                                        1997      --------------------------   OCTOBER 31,  ----------------------------------------
                                    (UNAUDITED)         1996          1995        1994(A)       1994            1993(B)      1992
                                 ---------------  ------------  ------------  ------------  ---------------  -----------  ----------
Net asset value, beginning of
  period                             $29.21           $24.78        $21.21      $20.27        $19.68          $18.16       $16.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)           (.11)(c)         (.12)         (.02)        .01          (.07)(c)(d)     (.06)(d)      .17(d)
Net realized and unrealized gain
  on investments                       1.60             5.18          4.01         .93          2.98            3.23         3.67
Net increase in net asset value
  from operations                      1.49             5.06          3.99         .94          2.91            3.17         3.84

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                 -0-              -0-         (.01)         -0-           -0-           (.03)        (.21)
Distributions from net realized
  gains                               (1.03)            (.63)         (.41)         -0-        (2.32)          (1.62)       (2.35)
Total dividends and distributions     (1.03)            (.63)         (.42)         -0-        (2.32)          (1.65)       (2.56)
Net asset value, end of period       $29.67           $29.21        $24.78      $21.21        $20.27          $19.68       $18.16

TOTAL RETURN
Total investment return based
  on net asset value (e)               5.12%           20.82%        19.33%       4.64%        14.79%          18.16%       22.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                $2,829,994       $2,498,097    $1,502,020    $751,521      $394,227         $56,704      $37,845
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.94%(f)         1.99%         2.05%       2.05%(f)      2.10%           2.15%        2.15%
  Expenses, before waivers/
    reimbursements                     1.94%(f)         1.99%         2.05%       2.05%(f)      2.13%           2.52%        2.65%
  Net investment income (loss)         (.74)%(f)        (.54)%        (.15)%       .16%(f)      (.36)%          (.53)%        .78%
Portfolio turnover rate                  19%              46%           61%         24%           87%            124%         137%
Average commission rate (g)          $.0537           $.0584            --          --            --              --           --


20

See footnote summary on page 22.

                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS C
                                                  -----------------------------------------------------------------
                                                    SIX MONTHS                            MAY 1,1994    AUGUST 2,
                                                       ENDED     YEAR ENDED OCTOBER 31,        TO      1993(H) TO
                                                  APRIL 30,1997  ----------------------   OCTOBER 31,   APRIL 30,
                                                   (UNAUDITED)       1996        1995        1994(A)      1994
                                                  -------------  ----------  ----------  ------------  ------------
Net asset value, beginning of period                $29.22         $24.79      $21.22      $20.28       $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                          (.11)(c)       (.12)       (.03)        .01         (.02)(d)
Net realized and unrealized gain on investments       1.60           5.18        4.02         .93         1.15
Net increase in net asset value from operations       1.49           5.06        3.99         .94         1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                    -0-            -0-       (.01)         -0-          -0-
Distributions from net realized gains                (1.03)          (.63)       (.41)         -0-       (2.32)
Total dividends and distributions                    (1.03)          (.63)       (.42)         -0-       (2.32)
Net asset value, end of period                      $29.68         $29.22      $24.79      $21.22       $20.28

TOTAL RETURN
Total investment return based on net
asset value (e)                                       5.11%         20.81%      19.32%       4.64%        5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $472,104       $403,478    $226,662    $114,455      $64,030
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements             1.94%(f)       2.00%       2.05%       2.05%(f)     2.10%(f)
  Expenses, before waivers/reimbursements             1.94%(f)       2.00%       2.05%       2.05%(f)     2.13%(f)
  Net investment income (loss)                        (.73)%(f)      (.55)%      (.15)%       .16%(f)     (.31)%(f)
Portfolio turnover rate                                 19%            46%         61%         24%          87%
Average commission rate (g)                         $.0537         $.0584          --          --           --


See footnote summary on page 22.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ADVISOR CLASS
                                                      --------------------------
                                                        SIX MONTHS   OCTOBER 2,
                                                           ENDED     1996(H) TO
                                                      APRIL 30,1997  OCTOBER 31,
                                                        (UNAUDITED)      1996
                                                      -------------  -----------
Net asset value, beginning of period                       $34.91      $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                                     .02          -0-
Net realized and unrealized gain on investments              1.94         .77
Net increase in net asset value from operations              1.96         .77

LESS: DISTRIBUTIONS
Distributions from net realized gains                       (1.03)         -0-
Total distributions                                         (1.03)         -0-
Net asset value, end of period                             $35.84      $34.91

TOTAL RETURN
Total investment return based on net asset value (e)         5.64%       2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $54,075        $946
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements (f)                 .99%       1.26%
  Expenses, before waivers/reimbursements (f)                 .99%       1.26%
  Net investment income (f)                                   .11%        .50%
Portfolio turnover rate                                        19%         46%
Average commission rate                                    $.0537      $.0584


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b) Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.

(c)  Based on average shares outstanding.

(d)  Net of fee waived and expenses reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(h)  Commencement of distribution.


22



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


23



ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFSR